Held-to-maturity security	12 Months Ended
Dec. 31, 2018
Held-to-maturity security
Held-to-maturity security

5    Held-to-maturity security

In November 2016, the Company invested RMB6,884 (US$1,000) to purchase 6% equity of American International Schools, LLC (“AIS”), a limited liability company formed to launch and manage a public international school in Utah in partnership with private schools.  According to the investment agreement, AIS will repay the Company the principal amount plus 10% interest over the life of the agreement, a total of US$1,100, prior to December 31, 2019. This mandatorily redeemable investment is considered a debt security, and is classified as held-to-maturity as the Company has the positive intent and ability to hold the security to maturity.  As of December 31, 2018, certain events occurred that negatively impacted the ability of AIS to repay the principal and accumulated interest.  Accordingly, the Company concluded that this investment is impaired, and the impairment is considered other-than-temporary. The Company recognized an other-than-temporary impairment loss of RMB7,364 (representing the principal amount and accumulated interest to date) in the year ended December 31, 2018, and the carrying amount of this investment was reduced to zero as of December 31, 2018.